Intangible assets, net (Details) - Schedule of intangible assets net consist - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Intangible assets, net (Details) - Schedule of intangible assets net consist [Line Items]
Total Intangible assets	$ 431,894
Less: Accumulated depreciation	(33,100)
Intangible assets, net	398,794
University relationship [Member]
Intangible assets, net (Details) - Schedule of intangible assets net consist [Line Items]
Total Intangible assets	377,587
Education license/certificate [Member]
Intangible assets, net (Details) - Schedule of intangible assets net consist [Line Items]
Total Intangible assets	28,240
In-process course curriculum [Member]
Intangible assets, net (Details) - Schedule of intangible assets net consist [Line Items]
Total Intangible assets	$ 26,067